Offerings - Offering: 1	Dec. 03, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 500,000.00
Amount of Registration Fee	$ 69.05
Offering Note	Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933. The maximum aggregate amount of the securities to which the amended prospectus relates is $500,000.00. The fee of $69.05 was previously paid - Accession No. 0001104659-25-115902.